Analysis of performance by segment - Profit before tax (Details) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of operating segments
Operating profit (loss) based on longer-term investment returns	£ 4,699	£ 4,256	£ 3,969
Other income and expenditure
Interest payable on core structural borrowings	(425)	(360)	(312)
Short-term fluctuations in investment returns on shareholder-backed business	(1,563)	(1,678)	(755)
Amortisation of acquisition accounting adjustments	(63)	(76)	(76)
Profit (loss) attaching to disposal of businesses	162	(227)	56
Profit (loss) before tax attributable to shareholders	3,296	2,275	3,148
Tax charge attributable to shareholders' returns	(906)	(354)	(569)
Profit for the year	2,390	1,921	2,579
Attributable to:
Equity holders of the Company	2,389	£ 1,921	£ 2,579
Non-controlling interests	£ 1
Basic earnings per share
Based on operating profit based on longer-term investment returns	£ 1.452	£ 1.313	£ 1.246
Based on profit for the year	£ 0.931	£ 0.750	£ 1.010
PCA Life Insurance Company Ltd. - Korea
Other income and expenditure
Profit (loss) attaching to disposal of businesses		£ (227)	£ 56
Cumulative exchange gain (loss) recycled from other comprehensive income	£ 61
PCA Life Insurance Company Ltd. - Japan
Other income and expenditure
Cumulative exchange gain (loss) recycled from other comprehensive income			(46)
Operating segments
Analysis of operating segments
Operating profit (loss) based on longer-term investment returns	5,577	4,945	4,625
Other income and expenditure
Interest payable on core structural borrowings	(16)	(15)	(13)
Short-term fluctuations in investment returns on shareholder-backed business	(1,583)	(1,474)	(682)
Amortisation of acquisition accounting adjustments	(63)	(76)	(76)
Profit (loss) attaching to disposal of businesses	162
Profit (loss) before tax attributable to shareholders	4,154	3,168	3,877
Operating segments | PCA Life Insurance Company Ltd. - Korea
Other income and expenditure
Profit (loss) attaching to disposal of businesses		(227)	56
Cumulative exchange gain (loss) recycled from other comprehensive income	61
Operating segments | PCA Life Insurance Company Ltd. - Japan
Other income and expenditure
Cumulative exchange gain (loss) recycled from other comprehensive income			(46)
Operating segments | Asia
Analysis of operating segments
Operating profit (loss) based on longer-term investment returns	1,975	1,644	1,286
Other income and expenditure
Short-term fluctuations in investment returns on shareholder-backed business	(1)	(225)	(137)
Amortisation of acquisition accounting adjustments	(7)	(8)	(8)
Profit (loss) attaching to disposal of businesses		(227)	56
Profit (loss) before tax attributable to shareholders	2,028	1,184	1,151
Tax charge attributable to shareholders' returns	(253)	(256)	(179)
Operating segments | Asia | PCA Life Insurance Company Ltd. - Korea
Other income and expenditure
Profit (loss) attaching to disposal of businesses		(227)	56
Cumulative exchange gain (loss) recycled from other comprehensive income	61
Operating segments | Asia | PCA Life Insurance Company Ltd. - Japan
Other income and expenditure
Cumulative exchange gain (loss) recycled from other comprehensive income			(46)
Operating segments | US
Analysis of operating segments
Operating profit (loss) based on longer-term investment returns	2,224	2,048	1,702
Other income and expenditure
Interest payable on core structural borrowings	(16)	(15)	(13)
Short-term fluctuations in investment returns on shareholder-backed business	(1,568)	(1,455)	(424)
Amortisation of acquisition accounting adjustments	(56)	(68)	(68)
Profit (loss) attaching to disposal of businesses	162
Profit (loss) before tax attributable to shareholders	762	525	1,210
Tax charge attributable to shareholders' returns	(508)	66	(240)
Operating segments | UK and Europe
Analysis of operating segments
Operating profit (loss) based on longer-term investment returns	1,378	1,253	1,637
Other income and expenditure
Short-term fluctuations in investment returns on shareholder-backed business	(14)	206	(121)
Profit (loss) before tax attributable to shareholders	1,364	1,459	1,516
Tax charge attributable to shareholders' returns	(267)	(275)	(287)
Operations within segments | Asia insurance operations
Analysis of operating segments
Operating profit (loss) based on longer-term investment returns	1,799	1,503	1,171
Other income and expenditure
Short-term fluctuations in investment returns on shareholder-backed business	(1)
Amortisation of acquisition accounting adjustments	(7)
Profit (loss) before tax attributable to shareholders	1,852
Operations within segments | Asia insurance operations | PCA Life Insurance Company Ltd. - Korea
Other income and expenditure
Cumulative exchange gain (loss) recycled from other comprehensive income	61
Operations within segments | Asia asset management
Analysis of operating segments
Operating profit (loss) based on longer-term investment returns	176	141	115
Other income and expenditure
Profit (loss) before tax attributable to shareholders	176
Operations within segments | Jackson (US insurance operations)
Analysis of operating segments
Operating profit (loss) based on longer-term investment returns	2,214	2,052	1,691
Other income and expenditure
Interest payable on core structural borrowings	(16)
Short-term fluctuations in investment returns on shareholder-backed business	(1,568)	(1,455)	(424)
Amortisation of acquisition accounting adjustments	(56)
Profit (loss) before tax attributable to shareholders	590
Operations within segments | Asset management (US)
Analysis of operating segments
Operating profit (loss) based on longer-term investment returns	10	(4)	11
Other income and expenditure
Profit (loss) attaching to disposal of businesses	162
Profit (loss) before tax attributable to shareholders	172
Operations within segments | UK and Europe insurance operations
Analysis of operating segments
Operating profit (loss) based on longer-term investment returns	878	828	1,195
Other income and expenditure
Short-term fluctuations in investment returns on shareholder-backed business	(20)
Profit (loss) before tax attributable to shareholders	858
Operations within segments | Long-term business (UK and Europe insurance operations)
Analysis of operating segments
Operating profit (loss) based on longer-term investment returns	861	799	1,167
Operations within segments | General insurance commission (UK and Europe insurance operations)
Analysis of operating segments
Operating profit (loss) based on longer-term investment returns	17	29	28
Operations within segments | UK and Europe asset management
Analysis of operating segments
Operating profit (loss) based on longer-term investment returns	500	425	442
Other income and expenditure
Short-term fluctuations in investment returns on shareholder-backed business	6
Profit (loss) before tax attributable to shareholders	506
Other income and expenditure
Other income and expenditure
Investment return and other income	11	28	33
Interest payable on core structural borrowings	(425)	(360)	(312)
Corporate expenditure	(361)	(334)	(319)
Solvency II implementation costs		(28)	(43)
Total other income and expenditure	(775)	(694)	(641)
Restructuring costs	£ (103)	(38)	£ (15)
Interest received from tax settlement		£ 43